NATURE OF OPERATIONS AND BASIS OF PRESENTATION - Going concern basis of accounting (Details) ₫ in Millions		6 Months Ended
	Oct. 20, 2023 USD ($)	Jun. 30, 2025 VND (₫)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 VND (₫)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 VND (₫)
ORGANIZATION AND NATURE OF OPERATIONS
Net losses		₫ 38,035,374	$ 1,518,256,985	₫ 33,508,194
Accumulated losses		305,780,046			$ 12,205,813,747	₫ 267,792,169
Net current liability position | ₫		98,394,400
Cash and cash equivalents		13,772,585			$ 549,759,899	₫ 3,306,793
Cash flows from operating activities		₫ (26,685,973)	$ (1,065,223,256)	₫ (20,289,220)
Standby Equity Subscription Agreement with Yorkville
ORGANIZATION AND NATURE OF OPERATIONS
Subscription of agreement	3 years
Subscription amount | $	$ 1,000,000,000